SUPPLEMENTAL DISCLOSURE WITH RESPECT TO CASH FLOWS (Narrative) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Supplemental Cash Flow Elements [Abstract]
Cash paid during the period for Income taxes	$ 581,263	$ 288,192	$ 94,992
Accrued for income tax payments related to activities in Ghana	$ 800,000	$ 720,000	$ 200,000